Investments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Investments, All Other Investments [Abstract]
Schedule of Life Settlement Contracts, Fair Value Method [Table Text Block]

Assets measured at fair value as of December 31, 2011 and December 31, 2010 are summarized as follows:

	Level 1	Cost	Unrealized
	Fair Value	Basis	Gain/(Loss)
Investments on December 31, 2011
None	$-	$-	$-

Investments on December 31, 2010
Government money market fund	$101,296	$101,296	$-
High yield bond fund	90,290	88,183	$2,107
Exchange traded equity fund	52,830	51,728	$1,102
Total	$244,416	$241,207	$3,209